Goodwill and Identifiable Intangible Assets - Additional Information (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Goodwill [Line Items]
Purchase accounting adjustments		$ 6.1
Amortization of acquired intangibles	0	83.8	79.9
Goodwill and intangible asset impairment		0.1	3.2
Predecessor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles				0	0
Other Intangible Assets [Member] | Predecessor [Member]
Goodwill [Line Items]
Amortization of acquired intangibles				$ 2.6	$ 25.7